FINANCIAL INSTRUMENTS (Details) (USD $)	12 Months Ended
Dec. 29, 2012
FINANCIAL INSTRUMENTS
Notional Amount Of Commodity Contracts	$ 5,500,000
Notional amount of foreign exchange contracts	1,600,000,000
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ (1,000,000)